UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30,
2011
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[x] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 August 9, 2011
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   90
Form 13F Information Table Value Total:  $8,938 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
EATON VANCE TAX MAN GLBL 	COM	27829C105	24	2000 SH		SOLE		2000
EATON VANCE TAX-MANGD GLO	COM	27829F108	26	2500 SH		SOLE		2500
GOLDMAN SACHS GROUP INC		COM	38141G104	77	575 SH		SOLE		575
GOOGLE INC-CL A			COM	38259P508	30	60 SH		SOLE		60
GREATER CHINA FUND		COM	39167B102	47	3700 SH		SOLE		3700
JOHN HAN BK & THRIFT OP FD	COM	409735206	33	2000 SH		SOLE		2000
HEWLETT-PACKARD CO		COM	428236103	73	2000 SH		SOLE		2000
ISHARES MSCI BRAZIL		COM	464286400	110	1500 SH		SOLE		1500
ISHARES MSCI S KOREA IND	COM	464286772	62	950 SH		SOLE		950
ISHARES MSCI JAPAN IND FD	COM	464286848	262	25100 SH	SOLE		25100
ISHARES PHLX SOX SEMICOND	COM	464287523	47	850 SH		SOLE		850
ISHARES DJ US HOME CONSTR	COM	464288752	105	8300 SH		SOLE		8300
JAPAN EQUITY FUND		COM	471057109	122	20000 SH	SOLE		20000
MARKET VECTORS STEEL IND F	COM	57060U308	41	600 SH		SOLE		600
MARKET VECTORS RUSSIA ETF	COM	57060U506	146	3800 SH		SOLE		3800
MORGAN STANLEY CHINA A SH	COM	617468103	139	5100 SH		SOLE		5100
PROSHARES ULTRA TECH		COM	74347R693	367	5750 SH		SOLE		5750
PROSHARES ULTRA OIL & GAS	COM	74347R719	116	2100 SH		SOLE		2100
PROSHARES ULTRA INDUST		COM	74347R727	228	4300 SH		SOLE		4300
PROSHARES ULTRA CONS SER	COM	74347R750	102	1800 SH		SOLE		1800
PROSHARES ULTRA FINAN		COM	74347X633	144	2270 SH		SOLE		2270
RESEARCH IN MOTION		COM	760975102	61	2100 SH		SOLE		2100
ROYCE FOCUS TRUST INC		COM	78080N108	16	1999 SH		SOLE		1999
ROYCE VALUE TRUST		COM	780910105	48	3217 SH		SOLE		3217
ROYCE MICRO-CAP TRUST INC	COM	780915104	54	5432 SH		SOLE		5432
SPDR KBW REGIONAL BANK ET	COM	78464A698	87	3400 SH		SOLE		3400
SPDR S&P METALS & MING ETF	COM	78464A755	125	1800 SH		SOLE		1800
SPDR KBW BANK ETF		COM	78464A797	139	5800 SH		SOLE		5800
ENERGY SELECT SECT SPDR		COM	81369Y506	38	500 SH		SOLE		500
INDUSTRIAL SELECT SECT SPDR	COM	81369Y704	164	4400 SH		SOLE		4400
TARGET CORP			COM	87612E106	70	1500 SH		SOLE		1500
TEMPLETON DRAGON FUND INC	COM	88018T101	27	900 SH		SOLE		900
TRI-CONTINENTAL CORP		COM	895436103	35	2350 SH		SOLE		2350
WISDOMTREE INDIA EARNINGS	COM	97717W422	72	3000 SH		SOLE		3000
ALLIANCEBERNSTEIN INC FD	COM	01881E101	593	75112 SH	SOLE		75112
BLACKROCK CORE BOND TR		COM	09249E101	160	12750 SH	SOLE		12750
BLACKROCK CREDIT ALLOC III	COM	09249V103	163	14999 SH	SOLE		14999
BLACKROCK MUNIASSETS FD		COM	09254J102	86	7337 SH		SOLE		7337
BLACKROCK CREDIT ALLOCAT II	COM	09255H105	248	24440 SH	SOLE		24440
BLACKROCK CREDIT ALLOCAT I	COM	09255J101	150	15946 SH	SOLE		15946
DUFF & PHELPS UTIL & COR BD	COM	26432K108	80	7083 SH		SOLE		7083
JOHN HANCOCK PFD INCOME II	COM	41013X106	45	2191 SH		SOLE		2191
HELIOS STRATEGIC MORTG IN	COM	42327M109	76	11610 SH	SOLE		11610
HELIOS TOTAL RETURN FD INC	COM	42327V109	64	10500 SH	SOLE		10500
MFS CHARTER INCOME TRUST	COM	552727109	41	4375 SH		SOLE		4375
MORGAN STANLEY INC SECS		COM	61745P874	79	4590 SH		SOLE		4590
NUVEEN MULTI-ST INC & GTH 2	COM	67073D102	90	9800 SH		SOLE		9800
RIVUS BOND FUND			COM	769667106	42	2243 SH		SOLE		2243
DELAWARE INV MINN MUNI II	COM	24610V103	12	975 SH		SOLE		975
DELTA AIR LINES INC		COM	247361702	2	256 SH		SOLE		256
FORT DEARBORN INCOME SEC	COM	347200107	107	7113 SH		SOLE		7113
INVESCO INSURED CALIF M		COM	46130W105	45	3499 SH		SOLE		3499
NUVEEN AZ DVD ADV MUN 3		COM	67072E101	45	3548 SH		SOLE		3548
BLACKROCK INCOME TRUST		COM	09247F100	76	10800 SH	SOLE		10800
BLACKROCK INCOME OPP TRST	COM	092475102	160	16500 SH	SOLE		16500
INVESCO CALIF QUALITY M		COM	46130M107	46	3802 SH		SOLE		3802
ALLIANCEBERNSTEIN INC FD	COM	01881E101	121	15285 SH	SHARED			15285
BLACKROCK CREDIT ALLOC III	COM	09249V103	38	3525 SH		SHARED			3525
BLACKROCK CREDIT ALLOCAT I	COM	09255J101	74	7875 SH		SHARED			7875
DELAWARE INV MINN MUNI II	COM	24610V103	83	6490 SH		SHARED			6490
INVESCO INSURED CALIF M		COM	46130W105	84	6575 SH		SHARED			6575
BLACKROCK INCOME OP TRST	COM	092475102	40	4110 SH		SHARED			4110
MFS INTERMARKET INC TRUST I	COM	59318R103	38	4550 SH		SHARED			4550
FORT DEARBORN INCOME SEC	COM	347200107	178	11800 SH	SHARED			11800
INVESCO CALIF QUALITY M		COM	46130M107	42	3425 SH		SHARED			3425
NUVEEN MULTI-CURRENCY SH	COM	67090N109	40	2665 SH		SHARED			2665
NUVEEN NY DIVIDEND ADV MUNI	COM	67066X107	73	5420 SH		SHARED			5420
NUVEEN INSD PREM INC MUNI II	COM	6706D8104	43	3475 SH		SHARED			3475
NUVEEN MICH QUALITY INC MUNI	COM	670979103	54	3960 SH		SHARED			3960
PROSHARES ULTRASH 7-10 YR	COM	74347R313	395	10150 SH	SHARED			10150
SPDR NUVEEN BARCLAYS CAP	COM	78464A458	5	237 SH		SHARED			237
BLACKROCK CREDIT ALLOCAT II	COM	09255H105	115	11344 SH	SHARED			11344
MARKET VECTORS INVEST GR	COM	57060U514	63	2561 SH		SHARED			2561
POWERSHARES DB US DOL IND BU	COM	73936D107	208	9800 SH		SHARED			9800
INVESCO VAN KAMPEN BD FD	COM	46132L107	182	9530 SH		SHARED			9530
WESTERN ASSET INCOME FUND	COM	95766T100	56	4245 SH		SHARED			4245
SPDR NUVEEN BARCLAYS CAP	COM	78464A458	30	1325 SH		SOLE		1325
SPDR NUVEEN BARCLAYS CAP	COM	78464A425	48	2000 SH		SOLE		2000
FREEPORT-MCMORAN COP & GO	CALL	35671D907	76	747 SH		SOLE		747
GOLDMINERS			CALL	57060U900	103	998 SH		SOLE		998
SPDR S&P 500 ETF TR		CALL	78462F903	494	4520 SH		SOLE		4520
SPDR S&P 500 ETF TR		PUT	78462F953	216	2747 SH		SOLE		2747
XLE				CALL	81369Y906	131	886 SH		SOLE		886